Significant Accounting Policies - Schedule of Balances of Allowance for Doubtful Accounts (Details) - Allowance for Doubtful Accounts - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 169,014	$ 132,149	$ 136,898
Additions: charges to bad debt expense	111,003	98,564	97,067
Additions: charges to other accounts	0	6,589	0
Deductions	(97,052)	(68,288)	(101,816)
Balance at end of period	$ 182,965	$ 169,014	$ 132,149